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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  December 31, 2000
                                                -----------------

Check here if Amendment [   ]; Amendment Number:
                                                --------------------------------
        This Amendment (Check only one.):       [  ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Perseus, L.L.C.
          ------------------------------------------------
Address:  The Army and Navy Club Building
          ------------------------------------------------
          1627 I Street, N.W., Suite 610
          ------------------------------------------------
          Washington, D.C.  20006
          ------------------------------------------------

Form 13F File Number:  028-05587

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Rodd Macklin
          -------------------------------------------------------
Title:    Chief Financial Officer, Treasurer and Secretary
          -------------------------------------------------------
Phone:    (202) 452-0101
          -------------------------------------------------------

Signature, Place, and Date of Signing:

   /s/ RODD MACKLIN                            Washington, D.C.            February 5, 2001
------------------------------------    -----------------------------   ----------------------
          [Signature]                           [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE


Report Summary:


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
Number of Other Included Managers:                  0
                                         ----------------------

Form 13F Information Table Entry Total:            24
                                         ----------------------

Form 13F Information Table Value Total:          $95,997
                                         ----------------------
                                               (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


               NONE


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                           FORM 13F INFORMATION TABLE

           COLUMN 1                COLUMN 2      COLUMN 3      COLUMN 4
------------------------------- --------------- ------------ -------------



        NAME OF ISSUER          TITLE OF CLASS     CUSIP      VALUE (x$)
------------------------------- --------------- ------------ -------------
 Parexel International Corp.        Common       699462107         $108
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Synaptic Pharmaceutical Corp.       Common       87156R109         $111
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        Cephalon, Inc.              Common       156708109         $302
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    Cor Therapeutics Inc.           Common       217753102         $176
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  Collagenex Pharmaceuticals
             Inc.                   Common       19419B100         $258
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 Enchira Biotechnology Corp.        Common       29251Q107         $336
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   NPS Pharmaceuticals Inc.         Common       62936P103         $576
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Guilford Pharmaceuticals Inc.       Common       401829106         $252
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   Cell Therapeutics, Inc.          Common       150934107         $406
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         Pfizer Inc.                Common       717081103         $460
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     CV Therapeutics Inc.           Common       126667104         $354
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        Tularik, Inc.               Common       899165104         $368
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         Alteon, Inc.               Common       02144G107         $395
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     Curon Medical, Inc.            Common       231292103         $193
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         Abgenix Inc.               Common       00339B107         $372
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 Neurocrine Biosciences, Inc.       Common       64125C109       $1,193
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         Tripos Inc.                Common       896928108         $468
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   Neose Technologies, Inc.         Common       640522108         $660
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        Alkermes, Inc.              Common       01642T108         $455
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   Advanced Neuromodulation
        Systems, Inc.               Common       00757T101         $703
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 Proton Energy Systems, Inc.        Common       74371K101       $7,500
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       NetObjects, Inc.             Common       64114L102          $27
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  Rosetta Inpharmatics Inc.         Common       777777103       $9,408
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     [Repeat as necessary]


           COLUMN 1                   COLUMN 5           COLUMN 6     COLUMN 7            COLUMN 8
------------------------------- ---------------------- ------------- ------------ --------------------------

                                                                                         VOTING AUTHORITY
                                SHRS OR    SH/   PUT/    INVESTMENT      OTHER    --------------------------
        NAME OF ISSUER          PRN AMT    PRN   CALL    DISCRETION    MANAGERS      SOLE     SHARED   NONE
------------------------------- --------- ----- ------ ------------- ------------ ---------- -------- ------
 Parexel International Corp.     10,000    SH              SOLE                    10,000
------------------------------------------------------------------------------------------------------------
Synaptic Pharmaceutical Corp.    21,600    SH              SOLE                    21,600
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        Cephalon, Inc.           4,765     SH              SOLE                     4,765
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    Cor Therapeutics Inc.        5,000     SH              SOLE                     5,000
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  Collagenex Pharmaceuticals
             Inc.                70,000    SH              SOLE                    70,000
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 Enchira Biotechnology Corp.     61,500    SH              SOLE                    61,500
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   NPS Pharmaceuticals Inc.      12,000    SH              SOLE                    12,000
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Guilford Pharmaceuticals Inc.    14,000    SH              SOLE                    14,000
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   Cell Therapeutics, Inc.       9,000     SH              SOLE                     9,000
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         Pfizer Inc.             10,000    SH              SOLE                    10,000
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     CV Therapeutics Inc.        5,000     SH              SOLE                     5,000
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        Tularik, Inc.            12,500    SH              SOLE                    12,500
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         Alteon, Inc.           115,000    SH              SOLE                    115,000
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     Curon Medical, Inc.         48,000    SH              SOLE                    48,000
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         Abgenix Inc.            6,300     SH              SOLE                     6,300
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 Neurocrine Biosciences, Inc.    36,000    SH              SOLE                    36,000
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         Tripos Inc.             21,500    SH              SOLE                    21,500
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   Neose Technologies, Inc.      20,000    SH              SOLE                    20,000
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        Alkermes, Inc.           14,500    SH              SOLE                    14,500
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   Advanced Neuromodulation
        Systems, Inc.            34,500    SH              SOLE                    34,500
------------------------------------------------------------------------------------------------------------
 Proton Energy Systems, Inc.    714,286    SH              SOLE                    714,286
------------------------------------------------------------------------------------------------------------
       NetObjects, Inc.          57,209    SH              SOLE                    57,209
------------------------------------------------------------------------------------------------------------
  Rosetta Inpharmatics Inc.     587,998    SH              SOLE                    587,998
------------------------------------------------------------------------------------------------------------
     [Repeat as necessary]

                           FORM 13F INFORMATION TABLE

           COLUMN 1                COLUMN 2      COLUMN 3      COLUMN 4
------------------------------- --------------- ------------ -------------



        NAME OF ISSUER          TITLE OF CLASS     CUSIP      VALUE (x$)
------------------------------- --------------- ------------ -------------
      Beacon Power Corp.            Common       073677106      $70,916
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     [Repeat as necessary]


           COLUMN 1                   COLUMN 5           COLUMN 6     COLUMN 7            COLUMN 8
------------------------------- ---------------------- ------------- ------------ --------------------------

                                                                                      VOTING AUTHORITY
                                SHRS OR   SH/   PUT/    INVESTMENT      OTHER     --------------------------
        NAME OF ISSUER          PRN AMT   PRN  CALL    DISCRETION    MANAGERS      SOLE     SHARED   NONE
------------------------------- --------- ----- ------ ------------- ------------ ---------- -------- ------
      Beacon Power Corp.        7,091,554  SH              SOLE                   7,091,554
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     [Repeat as necessary]